Associates and Joint Ventures - Equity Method Investment of Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	€ 68
Translation differences and other comprehensive income (loss)	96	€ (2,602)	€ (5,094)
Investments accounted for by the equity method at period end	140	68
Associates and Joint Ventures
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	68	77
Additions		5
Disposals		(4)
Translation differences and other comprehensive income (loss)		2
Income (loss)	13	4	5
Dividends	(13)	(14)
Transfers and others	72	(2)
Investments accounted for by the equity method at period end	€ 140	€ 68	€ 77